INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory	$ 1,026,660	$ 931,877
Purchased inventory	$ 10,082,903	$ 9,720,238	$ 9,733,113